Registration No. 2-94157/811-04146
As filed with the Securities and Exchange Commission on September 6, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 103
and
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 104

JOHN HANCOCK VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210
(Address of Principal Executive Offices)

Thomas Kinzler
Secretary
John Hancock Variable Insurance Trust
601 Congress Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)
Copies to:
Mark Goshko
K& L Gates LLP
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2950

It is proposed that this filing will become effective:
☑	immediately upon filing pursuant to paragraph (b)

☐	on [ } pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(2)

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
EXHIBIT INDEX
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 6th day of September 2012.

JOHN HANCOCK VARIABLE INSURANCE TRUST
By:	/s/ Hugh McHaffie
Hugh McHaffie President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	September 6, 2012

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	September 6, 2012

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee / Director*	September 6, 2012

/s/ James R. Boyle * James R. Boyle	Trustee / Director*	September 6, 2012

/s/ Peter S. Burgess * Peter S. Burgess	Trustee / Director*	September 6, 2012

/s/ Grace K. Fey* Grace K. Fey	Trustee / Director*	September 6, 2012

/s/ Theron Steeley Hoffman* Theron Steeley Hoffman	Trustee / Director*	September 6, 2012

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee / Director*	September 6, 2012

/s/ James M. Oates * James M. Oates	Trustee / Director*	September 6, 2012

*	By Power of Attorney

/s/ Betsy Anne Seel Betsy Anne Seel
Attorney-In-Fact Pursuant to Power of Attorney
Filed June 28, 2012

Exhibit Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document